Note 14 - Earnings Per Share (Tables)	12 Months Ended
Jan. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Year Ended	January 31, 2015	January 31, 2014	January 31, 2013

Net income for purposes of calculating basic and diluted earnings per share	15,059	9,612	15,996
Weighted average shares outstanding	70,559	62,841	62,556
Dilutive effect of employee stock options	665	1,258	1,279
Dilutive effect of restricted and performance share units	360	271	25
Weighted average common and common equivalent shares outstanding	71,584	64,370	63,860
Earnings per share
Basic	0.21	0.15	0.26
Diluted	0.21	0.15	0.25